Financial liabilities - Liabilities attributable to financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total interest-bearing financial liabilities
Financial liabilities
Liabilities at the beginning of the year	kr 11,305	kr 11,032
Cash flow from financing activities	6,238	(46)
Reclassification on for assets held for sale	(1,014)
Acquisitions / Divestments	11,325	(21)
Reclassification	60
Exchange rate	62	26
Fair value	301	381
Accrued interest and fees	37	43
Payment	(8)	(110)
Liabilities at the end of the year	28,306	11,305
Liabilities to financial institutions and similar liabilities
Financial liabilities
Liabilities at the beginning of the year	10,546	10,449
Cash flow from financing activities	6,258	37
Reclassification on for assets held for sale	(220)
Acquisitions / Divestments	11,325
Reclassification	60
Exchange rate	54	24
Fair value	9
Accrued interest and fees	37	36
Liabilities at the end of the year	28,069	10,546
Bonds
Financial liabilities
Liabilities at the beginning of the year	8,534	8,578
Cash flow from financing activities	8,020	(58)
Acquisitions / Divestments	4,000
Exchange rate	13	4
Fair value	9
Accrued interest and fees	4	10
Liabilities at the end of the year	20,580	8,534
Commercial paper
Financial liabilities
Liabilities at the beginning of the year	500	300
Cash flow from financing activities	3,191	200
Acquisitions / Divestments	800
Liabilities at the end of the year	4,491	500
Nordic Investment Bank (NIB)
Financial liabilities
Liabilities at the beginning of the year	1,273	1,235
Cash flow from financing activities	(5)
Exchange rate	55	37
Accrued interest and fees	1	1
Liabilities at the end of the year	1,324	1,273
European Investment Bank (EIB)
Financial liabilities
Cash flow from financing activities	1,289
Exchange rate	(6)
Liabilities at the end of the year	1,283
Syndicated loan facilities
Financial liabilities
Liabilities at the beginning of the year	(29)	(36)
Cash flow from financing activities	(6,552)	(18)
Acquisitions / Divestments	6,525
Accrued interest and fees	32	25
Liabilities at the end of the year	(24)	(29)
Development Bank of Kazakhstan
Financial liabilities
Liabilities at the beginning of the year	246	67
Cash flow from financing activities	(18)	196
Reclassification on for assets held for sale	(220)
Exchange rate	(8)	(17)
Liabilities at the end of the year		246
Erste Bank
Financial liabilities
Reclassification	60
Liabilities at the end of the year	60
Utilized bank overdraft facility
Financial liabilities
Liabilities at the beginning of the year	22	305
Cash flow from financing activities	333	(283)
Liabilities at the end of the year	355	22
Other interest-bearing liabilities
Financial liabilities
Liabilities at the beginning of the year	759	583
Cash flow from financing activities	(20)	(83)
Reclassification on for assets held for sale	(794)
Acquisitions / Divestments		(21)
Exchange rate	8	2
Fair value	292	381
Accrued interest and fees		7
Payment	(8)	(110)
Liabilities at the end of the year	237	759
Earn-out, Kazakhstan
Financial liabilities
Liabilities at the beginning of the year	432	100
Reclassification on for assets held for sale	(764)
Fair value	332	332
Liabilities at the end of the year		432
Loan from Kazakhtelecom
Financial liabilities
Liabilities at the beginning of the year	26	24
Reclassification on for assets held for sale	(30)
Exchange rate	4	(1)
Accrued interest and fees		3
Liabilities at the end of the year		26
Derivatives
Financial liabilities
Liabilities at the beginning of the year	156	217
Fair value	(43)	41
Payment		(102)
Liabilities at the end of the year	113	156
Finance leases
Financial liabilities
Liabilities at the beginning of the year	17	48
Cash flow from financing activities	(1)	(14)
Acquisitions / Divestments		(21)
Accrued interest and fees		4
Liabilities at the end of the year	16	17
Deferred consideration for acquisitions
Financial liabilities
Liabilities at the beginning of the year	21	24
Cash flow from financing activities	(4)
Fair value	2	5
Payment	(8)	(8)
Liabilities at the end of the year	11	21
Equipment financing
Financial liabilities
Liabilities at the beginning of the year	8	70
Cash flow from financing activities	(8)	(62)
Liabilities at the end of the year		8
Supplier financing, Lithuania license
Financial liabilities
Liabilities at the beginning of the year	96	100
Cash flow from financing activities	(7)	(7)
Exchange rate	4	3
Liabilities at the end of the year	93	96
Incentive program, IoT
Financial liabilities
Liabilities at the beginning of the year	3
Fair value	1	3
Liabilities at the end of the year	kr 4	kr 3